UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          November 7, 2001
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     191

Form 13F Information Table Value Total:     $159,176,875

List of Other Included Managers:            None

                          Jensen Investment Management
                               September 30, 2001

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
AOL Time Warner Inc.                       Common      00184a105            93,673          2,830
AT&T Corp                                  Common      001957109             2,895            150
AT&T Wireless Services Inc.                Common      00209a106               717             48
Abbott Labs                                Common      002824100         5,999,460        115,708
Adobe Systems                              Common      00724F101         2,329,401         97,261
Advanced Pultrusion Technologies Inc       Common      00754n107                 -         10,000
Agilent Technologies Inc                   Common      00846U101             5,885            301
Albertsons                                 Common      013104104           250,513          7,858
Alliance World Dollar Gvt Fd II Inc        Common      01879r106             4,870            500
Allstate Corp                              Common      020002101            20,767            556
Alltel Corp                                Common      020039103           237,016          4,090
Altera Corp.                               Common      021441100            26,208          1,600
Amer Home Products                         Common      026609107         1,304,218         22,390
American Electric Power                    Common      025537101            21,615            500
American Intl Group                        Common      026874107           143,754          1,843
American Power Conversion                  Common      029066107         4,790,394        410,840
Amern Corp                                 Common      023608102             7,910            206
Amgen Inc                                  Common      031162100            47,016            800
Anheuser Busch                             Common      035229103           192,648          4,600
Applied Materials                          Common      038222105           176,080          6,200
Associates First Cap Corp                  Common      046008207                76          7,600
Atlantic Perm Svgs Bank No Stockholders    Common      048784102                 -          1,000
Auto Data Processing                       Common      053015103         6,314,556        134,238
Avaya Inc                                  Common      053499109             1,871            189
Avon Products                              Common      054303102           135,605          2,932
BMC Software                               Common      055921100             2,464            194
Bell South Corp                            Common      079860102            92,407          2,224
Bennett Environmental                      Common      081906109            15,800          5,000
Biomet Inc                                 Common      090613100            14,771            505
Boeing                                     Common      097023105           116,145          3,467
Breakwater Res Ltd  British Columbia       Common      106902307                 5             50
Bristol Myers Squibb                       Common      110122108           801,842         14,432
Broadcom Corp                              Common      111320107             5,478            270
Brown Forman                               Common      115637209            56,862            900
Central Secs Corp                          Common      155123102                23              1
Certegy Inc                                Common      156880106         4,590,689        176,837
Check Point Software                       Common      M22465104            19,818            900
Chevron                                    Common      166751107            73,055            862
ChoicePoint Inc                            Common      170388102            16,864            405
Cisco Systems                              Common      17275R102           162,044         13,315
Clorox                                     Common      189054109        10,253,366        277,118
Coca-Cola                                  Common      191216100         2,888,677         61,658
Coeur D Alene Mines Corp Idaho             Common      192108108               280            333
Colgate Palmolive                          Common      194162103            46,600            800
Commodore Applied Technologies Inc         Common      202630109                 7            100
Compaq Computer                            Common      204493100            16,620          2,000
Computerized Thermal Imaging Inc.          Common      20557c108             1,120            500
Consolidated Edison                        Common      209115104           502,607         12,343
Corn Products Intl                         Common      219023108             5,028            175
Costco Wholesale Corp                      Common      22160K105            10,671            300
Dell Computer                              Common      247025109            42,248          2,280
Dionex Corp                                Common      254546104         4,782,978        194,430
Duff & Phelps                              Common      264324104            59,015          5,500
E.I. Du Pont                               Common      263534109            23,112            616

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------

EIP Microwave Inc                          Common      268530201                 -          3,800
EMC Corp.                                  Common      268648102            12,161          1,035
Eastman Kodak                              Common      277461109             2,277             70
Edison Intl                                Common      281020107            10,528            800
Elan PLC ADR                               Common      284131208            19,380            400
Electronic Data Systems                    Common      285661104            17,274            300
Eli Lilly                                  Common      532457108           982,926         12,180
Emerson Electric                           Common      291011104         3,698,681         78,595
Enron Corp                                 Common      293561106             6,590            242
Equifax                                    Common      294429105         8,751,393        399,607
Equity Inns Inc                            Common      294703103             9,347          1,300
Ericsson, L. M.                            Common      294821400             1,392            400
Escrow Bonneville Pacific Corp             Common      098904998                 -          1,091
Essex Property Trust                       Common      297178105             7,365            150
Exxon Mobil Corp                           Common      30231G102           410,863         10,428
Federal Natl Mortgage                      Common      313586109         4,402,900         54,995
Fedex Corp                                 Common      31428X106            41,160          1,120
Fifth Third Bancorp                        Common      316773100            13,831            225
Flir Systems Inc                           Common      302445101             4,102            100
Freddie Mac                                Common      313400301         8,726,900        134,260
GST Telecommunications                     Common      361942105                 -         13,000
Gannett                                    Common      364730101         9,381,608        156,074
Gap Inc                                    Common      364760108            11,078            927
Gardenburger Inc.                          Common      365476100               240            600
Genentech Inc                              Common      368710406             6,600            150
General Electric                           Common      369604103         4,505,143        121,106
Genuine Parts                              Common      372460105           462,735         14,524
Gillette                                   Common      375766102             5,960            200
GlaxoSmithKline                            Common      37733w105           797,802         14,216
Global Crossing Ltd                        Common      G3921A100               180            100
Globalstar Telecommunications Lt           Common      g3930h104               360          1,500
H&R Block                                  Common      093671105            37,635            976
Heinz                                      Common      423074103         1,894,516         44,947
Hewlett-Packard                            Common      428236103            70,299          4,380
ICOS Corp.                                 Common      449295104            22,140            450
Int'l Business Machines                    Common      459200101           221,229          2,412
Intel                                      Common      458140100         4,233,116        207,201
Interface Inc. Cl A                        Common      458665106             1,260            300
Interpublic Group                          Common      460690100            99,450          4,875
Intuit Inc                                 Common      461202103             1,790             50
J P Morgan Chase & Co                      Common      46625h100            25,271            740
JDS Uniphase Corp                          Common      46612jl01             1,485            235
Johnson & Johnson                          Common      478160104         1,220,462         22,030
Kellogg                                    Common      487836108            12,000            400
Kimberly Clark Corp                        Common      494368103            29,016            468
Kroger Co                                  Common      501044101           108,416          4,400
LandAmerica Financial                      Common      514936103           299,250          9,000
Lee Enterprises                            Common      523768109            68,091          2,150
Loral Space & Communications               Common      g56462107               325            250
Lucent Technologies                        Common      549463107             9,328          1,628
MBNA Corp                                  Common      55262l100           212,030          7,000
MICROS Systems Inc                         Common      594901100            17,760          1,000
Marsh & McLennan                           Common      571748102            17,599            182
Mattel                                     Common      577081102           229,262         14,640

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------

McDonald's                                 Common      580135101           575,829         21,217
McKesson HBOC Inc                          Common      58155Q103             3,477             92
Mcdata Corp                                Common      580031201               310             37
Medicalogic Inc                            Common      584642102             1,850          5,000
Medtronic, Inc.                            Common      585055106         4,745,372        109,089
Merck                                      Common      589331107         4,769,892         71,620
Microsoft                                  Common      594918104         2,174,213         42,490
Minnesota Mining & Manufacturing           Common      604059105         1,599,787         16,258
Mirant Corp                                Common      604675108             5,453            249
Morgan Stanley Dean Witter Discover & Co   Common      617446448            46,906          1,012
Mylan                                      Common      628530107           185,934          5,700
NIKE                                       Common      654106103           403,736          8,625
NetIQ Corp.                                Common      64115p102            46,898          2,066
New York Times Co.                         Common      650111107             7,806            200
Newmont Mining Corp                        Common      651639106             3,540            150
Nokia Corp ADR                             Common      654902204            39,751          2,540
Nordson                                    Common      655663102           396,378         18,300
Northwest Natural Gas                      Common      667655104            17,987            769
Nuveen Prem Imcome Mun Fd 2                Common      67063w102            95,030          6,500
Nuveen Premuim Income Muni.                Common      67062t100            47,974          3,400
Nuveen Select Quality Muni Fd              Common      670973106            43,350          3,000
Omnicom Group                              Common      681919106         2,620,013         40,370
Oracle Corp                                Common      68389X105            44,911          3,570
PG & E Corp                                Common      69331C108            12,160            800
PMC Sierra                                 Common      69344f106             3,190            310
Paychex Inc.                               Common      704326107         2,319,420         73,609
Pepsico                                    Common      713448108           383,247          7,902
Pfizer                                     Common      717081103         3,227,248         80,480
Pharmacia Corp                             Common      71713U102            90,652          2,235
Plum Creek Timber Co                       Common      729251108            43,003          1,610
Procter & Gamble                           Common      742718109         3,656,970         50,240
Public Service Enterprise Group            Common      744573106            66,633          1,566
Putnam Premier Income Trust SBI            Common      746853100            30,100          5,000
Qualcomm Inc                               Common      747525103           122,390          2,575
Qwest Communications Intl Inc              Common      749121109             6,580            394
Red Hat Inc                                Common      756577102             3,828          1,100
Reuters Group PLC                          Common      76132m102            36,122            692
Reynolds RJ Tobacco Hldgs Inc              Common      76182K105            24,399            427
Rite Aid Corp                              Common      767754104             7,720          1,000
Royal Dutch NY Reg                         Common      780257804           244,215          4,860
SBC Communications                         Common      78387G103           203,087          4,310
Sabre Holdings Corp                        Common      785905100            10,028            375
Safeco Corp                                Common      786429100            12,371            408
Saint Jude Med Inc                         Common      790849103            20,535            300
Sara Lee                                   Common      803111103         7,557,687        354,821
Schering-Plough                            Common      806605101           743,670         20,045
Schlumberger Ltd                           Common      806857108            18,280            400
Scottish Power PLC Sponsored ADRS          Common      81013T705             2,749            116
Solutia, Inc.                              Common      834376105             4,613            372
Southern Company                           Common      842587107            15,059            628
StanCorp Finl Group Inc                    Common      852891100            74,439          1,538
Starbucks Corp                             Common      855244109            25,772          1,725
State Street Corp                          Common      857477103         9,919,910        218,020
Stryker Corp                               Common      863667101         7,639,554        144,415

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------

Sun Microsystems                           Common      866810104            11,977          1,450
Supergen Inc.                              Common      868059106            17,600          2,500
Symbol Technologies, Inc                   Common      871508107             8,392            800
Transamerica Income Shares                 Common      893506105            38,625          1,500
Transocean Sedco Forex                     Common      G90078109             2,033             77
Tricon Global Restaurants                  Common      895953107             1,490             38
US Bancorp                                 Common      902973304           191,125          8,617
Union Pacific Corp                         Common      907818108            21,105            450
United Parcel Service                      Common      911312106            21,832            420
United Technologies                        Common      913017109            13,997            301
Universal Access Inc.                      Common      902580109             1,460          2,000
Verizon Communications                     Common      92343V104           317,788          5,873
Vodafone Group PLC                         Common      92857W100            32,940          1,500
WD-40 Company                              Common      929236107           287,103         14,143
WPS Resources                              Common      92931B106            12,694            369
Wal-Mart Stores                            Common      931142103           113,850          2,300
Walgreen                                   Common      931422109           718,554         20,870
Walt Disney Co                             Common      254687106             2,793            150
Washington Mutual Inc                      Common      939322103            14,430            375
Webvan Group Inc                           Common      94845V103                 -             64
Wells Fargo & Co                           Common      949746101            23,914            538
Wilmington Trust Corp                      Common      971807102           396,888          7,190
Wm. Wrigley Jr. Co                         Common      982526105           251,678          4,906
WorldCom Inc                               Common      98157D106             2,253            150
Worldcom Inc GA New MCI Group Com          Common      98157d304                91              6
XATA Corp                                  Common      983882309               277             84
Xilinx Inc.                                Common      983919101            14,118            600
Zebra Technologies Corp                    Common      989207105         4,399,139        117,467
Zimmer Hldgs Inc.                          Common      98956p102            25,475            918
priceline.com Inc                          Common      741503106               983            260

                                              191                      159,176,875      4,505,407